Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and equivalents	$ 38,745	$ 386	$ 509
Accounts Receivable, net	34,964	24,183	28,555
Contract assets	8,668	7,080	10,108
Notes receivable, current			904
Notes receivable—officers, employees, affiliates, current portion	1,120	1,182	525
Prepaid and other current assets	3,858	2,271	2,287
Total current assets	87,355	35,102	42,888
Non-Current Assets
Property and equipment, net	17,864	15,357	4,770
Goodwill	13,484	9,179	9,179
Notes receivable	903	903
Notes receivable—officers, employees, affiliates, less current portion	1,273	1,297	8,470
Other intangible assets, net	2,789	1,131	691
Other assets	687	669	800
Total Assets	124,355	63,638	66,798
Current Liabilities
Bank line of credit	0	3,481	8,348
Accounts payable and accrued liabilities, current portion	18,634	12,203	14,170
Contract liabilities	2,558	1,943	7,888
Notes payable, current portion	2,222	1,592	1,744
Deferred rent, current portion	674	619	310
Capital lease obligation, current portion	4,625	3,495	143
Total current liabilities	28,713	23,333	32,603
Non-Current Liabilities
Other non-current obligations	1,243	1,244
Notes payable, less current portion	4,377	2,829	1,916
Deferred rent, less current portion	4,217	4,278	4,057
Capital lease obligation, less current portion	8,855	7,503	574
Deferred tax liability, net	5,133	6,472	6,046
Common shares subject to repurchase	7	842	8,267
Total liabilities	52,545	46,501	53,463
Shareholders' Equity
Preferred Stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value; 30,000,000 shares authorized; 13,367,535 shares issued and 11,179,120 outstanding, and 7,840,244 shares issued and 5,744,594 outstanding, respectively	134	2
Additional paid-in-capital	113,531	58,866
Treasury Stock, at cost; 2,188,415 and 2,095,650, respectively	(17,215)	(16,022)	(5,925)
Stock subscription notes receivable	(439)	(609)
Accumulated deficit	(24,201)	(25,100)	(17,358)
Total shareholders' equity	71,810	17,137	(23,283)
TOTAL LIABILITIES AND EQUITY	$ 124,355	$ 63,638	66,798
Redeemable Common Stock [Member]
Non-Current Liabilities
Redeemable common stock			$ 36,618